UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 03, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $696,378 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    20786   263149 SH       SOLE                   163837             99312
ABB Ltd- Spon ADR           COM                 000375204    11994   694103 SH       SOLE                   424425            269678
ABB Ltd- Spon ADR           COM                 000375204     3456   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    17554   454171 SH       SOLE                   281023            173148
Accenture Ltd.              COM                 G1151c101     3865   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    17881   628953 SH       SOLE                   384325            244628
Agilent Technologies Inc.   COM                 00846u101     2843   100000 SH       DEFINED 01             100000
Air Products & Chemicals    COM                 009158106    10142   156485 SH       SOLE                    96315             60170
Air Products & Chemicals    COM                 009158106     3889    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    16771   379521 SH       SOLE                   235045            144476
Allegheny Technologies Inc  COM                 01741R102     3977    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    12668   150467 SH       SOLE                    91867             58600
Automatic Data Processing   COM                 053015103    12800   317935 SH       SOLE                   195635            122300
Automatic Data Processing   COM                 053015103     4026   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107     7845   188717 SH       SOLE                   114779             73938
Bank of America Corp.       COM                 060505104     9086   632259 SH       SOLE                   370174            262085
Bank of America Corp.       COM                 060505104     5748   400000 SH       DEFINED 01             400000
Baxter International Inc.   COM                 071813109    20122   495136 SH       SOLE                   304820            190316
Baxter International Inc.   COM                 071813109     6096   150000 SH       DEFINED 01             150000
Cameron International Corp. COM                 13342B105    32184   989676 SH       SOLE                   608336            381340
Cameron International Corp. COM                 13342B105    11382   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    19524   645635 SH       SOLE                   392915            252720
Carnival Corp.              COM                 143658300     3024   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     2131   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       75    20000 SH       SOLE                    20000
CVS/Caremark Corp.          COM                 126650100    22720   774890 SH       SOLE                   473195            301695
CVS/Caremark Corp.          COM                 126650100     2932   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    13682   209084 SH       SOLE                   127081             82003
Goldman Sachs Group Inc.    COM                 38141G104    29118   221816 SH       SOLE                   131473             90343
Goldman Sachs Group Inc.    COM                 38141G104     6563    50000 SH       DEFINED 01              50000
Harris Corp.                COM                 413875105    12075   289913 SH       SOLE                   175060            114853
Hewlett-Packard Company     COM                 428236103    33578   775836 SH       SOLE                   476219            299617
Hewlett-Packard Company     COM                 428236103     6492   150000 SH       DEFINED 01             150000
Honeywell Intl Inc.         COM                 438516106    10730   274927 SH       SOLE                   169855            105072
Honeywell Intl Inc.         COM                 438516106     3903   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101      247     2000 SH       SOLE                     2000
Jacobs Engineering Group    COM                 469814107    14685   402980 SH       SOLE                   248350            154630
Jacobs Engineering Group    COM                 469814107     7288   200000 SH       DEFINED 01             200000
Lockheed Martin Corp.       COM                 539830109    15069   202270 SH       SOLE                   125265             77005
Lockheed Martin Corp.       COM                 539830109     7450   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    14522   811304 SH       SOLE                   502188            309116
Manitowoc Company Inc.      COM                 563571108     1828   200000 SH       DEFINED 01             200000
MetLife Inc.                COM                 59156R108    18575   491926 SH       SOLE                   301985            189941
MetLife Inc.                COM                 59156R108     3776   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    13069   567972 SH       SOLE                   346277            221695
Monsanto Co.                COM                 61166W101    10986   237697 SH       SOLE                   145995             91702
Monsanto Co.                COM                 61166W101     2311    50000 SH       DEFINED 01              50000
Nike Inc. Cl B              COM                 654106103    35887   531260 SH       SOLE                   324175            207085
Oaktree Captial Group LLC   COM                 674001102     3881   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    18413   369954 SH       SOLE                   224770            145184
Research in Motion Ltd.     COM                 760975102     3694    75000 SH       DEFINED 01              75000
Schlumberger Ltd.           COM                 806857108    19781   357451 SH       SOLE                   217053            140398
Union Pacific Corp.         COM                 907818108    17673   254245 SH       SOLE                   155030             99215
United Parcel Service Inc.  COM                 911312106    14992   263534 SH       SOLE                   162100            101434
United Technologies Corp.   COM                 913017109    18390   283313 SH       SOLE                   172300            111013
USG Corp.                   COM                 903293405     6018   498193 SH       SOLE                   302515            195678
USG Corp.                   COM                 903293405     3051   252600 SH       DEFINED 01             252600
WABCO Holdings Inc.         COM                 92927K102    14263   453086 SH       SOLE                   275033            178053
Walt Disney Co.             COM                 254687106    12733   404230 SH       SOLE                   244855            159375
Wells Fargo & Co.           COM                 949746101    16134   630220 SH       SOLE                   400390            229830